Long-term investment (Qoros) (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2021 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of associates [line items]
Gain on third party investment in Qoros					$ 0	$ (251,483)	$ 309,918
Borrowings						1,210,114			$ 1,163,071
Proceeds from sale of subsidiary, net of cash disposed off					$ 0	$ 0	$ 407
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture					12.00%	12.00%
Chery [Member]
Disclosure of associates [line items]
Companys Back To Back Guarantee Obligations Upon Completion Of Sale									16,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture					25.00%	25.00%
Kenon [Member]
Disclosure of associates [line items]
Payments due in respect of loan facility										$ 16,000
Qoros [Member]
Disclosure of associates [line items]
Investments in joint ventures															$ 235,000
Gain on third party investment in Qoros					$ 153,000
Percentage of interest sold					12.00%
Total consideration transferred											$ 245,000
Fair Value Increase In Longterm Investment															15,000
Gain loss on fair value assessment						$ 3,000
Aggregate put option value									$ 68,000
Proportion of ownership interest in associate	12.00%
Fair value loss on investements					$ 235,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration transferred | ¥	¥ 1,560
Amount of loan against pledged shares | ¥								¥ 1,200
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | ¥								¥ 1,200
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture					63.00%	63.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Investments in joint ventures															220,000
Proportion of ownership interest in joint venture			12.00%
Disposal gain			$ 139,000
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures																$ 1,002,000
Proportion of ownership interest in joint venture				51.00%
Total consideration transferred																$ 504,000
Sale of remaining interest													$ 220,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Investments in joint ventures | ¥				¥ 6,630
Total consideration transferred | ¥				¥ 3,315
Sale of remaining interest | ¥												¥ 1,560
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest															$ 220,000
New Qoros Investor in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥														¥ 1,560
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold			12.00%		12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			12.00%				24.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Total Cash To Be Received From Chery						$ 16,000
Companys Back To Back Guarantee Obligations Upon Completion Of Sale							$ 23,000
Additional cash received from Chery in connection with repayments		$ 6,000